Employee Benifits - Summary of weighted-average actual and target asset allocations (Detail)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Pension plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	100.00%	100.00%	100.00%
Defined benefit plan target asset allocation	100.00%
Pension plans [member] | Cash and cash equivalents [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	4.00%	2.00%	3.00%
Pension plans [member] | Equity securities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	45.00%	39.00%	43.00%
Defined benefit plan target asset allocation	42.00%
Pension plans [member] | Equity securities [member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	34.00%	29.00%	33.00%
Pension plans [member] | Equity securities [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	11.00%	10.00%	10.00%
Pension plans [member] | Fixed Income Investments 1 [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	41.00%	46.00%	43.00%
Defined benefit plan target asset allocation	44.00%
Pension plans [member] | Fixed Income Investments 1 [Member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	6.00%	5.00%	13.00%
Pension plans [member] | Fixed Income Investments 1 [Member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	35.00%	41.00%	30.00%
Pension plans [member] | Investment property [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	1.00%	1.00%	1.00%
Defined benefit plan target asset allocation	1.00%
Pension plans [member] | Investment property [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	1.00%	1.00%	1.00%
Pension plans [member] | Other securities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	9.00%	12.00%	10.00%
Defined benefit plan target asset allocation	13.00%
Pension plans [member] | Other securities [member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation		3.00%
Pension plans [member] | Other securities [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	9.00%	9.00%	10.00%
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	100.00%	100.00%	100.00%
Defined benefit plan target asset allocation	100.00%
Other benefit plans [member] | Cash and cash equivalents [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation		1.00%	1.00%
Other benefit plans [member] | Equity securities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	42.00%	40.00%	42.00%
Defined benefit plan target asset allocation	44.00%
Other benefit plans [member] | Equity securities [member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	42.00%	40.00%	42.00%
Other benefit plans [member] | Fixed Income Investments 1 [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	58.00%	59.00%	57.00%
Defined benefit plan target asset allocation	56.00%
Other benefit plans [member] | Fixed Income Investments 1 [Member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	58.00%	59.00%	57.00%